UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21371
                                                     ---------

                              Phoenix Adviser Trust
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               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
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               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,           John H. Beers, Esq.
     Counsel and Secretary for Registrant        Vice President and Counsel
        Phoenix Life Insurance Company         Phoenix Life Insurance Company
               One American Row                       One American Row
            Hartford, CT 06103-2899               Hartford, CT 06103-2899
     ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                   Date of reporting period: November 30, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Phoenix Focused Value Fund



                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   SHARES        VALUE
                                                 ----------   -----------
DOMESTIC COMMON STOCKS--63.9%

AIR FREIGHT & LOGISTICS--1.2%
United Parcel Service, Inc. Class B                 6,320     $   465,658

APPAREL RETAIL--1.3%
TJX Cos., Inc. (The)                               16,190         475,015

BROADCASTING & CABLE TV--1.2%
Saga Communications, Inc. Class A(b)               67,025         457,781

DIVERSIFIED BANKS--6.4%
U.S. Bancorp                                       17,100         565,839
Wachovia Corp.                                     21,472         923,296
Wells Fargo & Co.                                  28,535         925,390
                                                              -----------
                                                                2,414,525
                                                              -----------

DRUG RETAIL--2.5%
Walgreen Co.                                       26,100         954,999

HOMEFURNISHING RETAIL--1.5%
Bed Bath & Beyond, Inc.(b)                         17,530         551,318

HOUSEHOLD PRODUCTS--6.7%
Colgate-Palmolive Co.                              12,805       1,025,424
Procter & Gamble Co. (The)                         20,145       1,490,730
                                                              -----------
                                                                2,516,154
                                                              -----------

HYPERMARKETS & SUPER CENTERS--2.2%
Wal-Mart Stores, Inc.                              17,390         832,981

MANAGED HEALTH CARE--7.1%
UnitedHealth Group, Inc.                           30,755       1,691,525
WellPoint, Inc.(b)                                 11,600         976,836
                                                              -----------
                                                                2,668,361
                                                              -----------

MULTI-LINE INSURANCE--6.0%
American International Group, Inc.                 38,605       2,244,109

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp.                              12,060         556,328

PACKAGED FOODS & MEATS--6.1%
General Mills, Inc.                                16,186         973,588
Kellogg Co.                                        24,415       1,319,386
                                                              -----------
                                                                2,292,974
                                                              -----------

PHARMACEUTICALS--4.5%
Johnson & Johnson                                  24,865       1,684,355


                                                   SHARES        VALUE
                                                 ----------   -----------
PROPERTY & CASUALTY INSURANCE--1.3%
AMBAC Financial Group, Inc.                        13,316     $   362,595
Berkshire Hathaway, Inc. Class A(b)                     1         140,100
                                                              -----------
                                                                  502,695
                                                              -----------

SOFT DRINKS--6.0%
Coca-Cola Co. (The)                                14,825         920,633
PepsiCo, Inc.                                      17,095       1,319,392
                                                              -----------
                                                                2,240,025
                                                              -----------

SPECIALIZED CONSUMER SERVICES--1.0%
Block (H&R), Inc.                                  19,115         376,183

THRIFTS & MORTGAGE FINANCE--2.6%
Fannie Mae                                         12,944         497,308
Freddie Mac                                        14,268         500,379
                                                              -----------
                                                                  997,687
                                                              -----------

TOBACCO--4.8%
Altria Group, Inc.                                 23,206       1,799,857
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TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $22,026,509)                                  24,031,005
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FOREIGN COMMON STOCKS(c)--12.3%

DISTILLERS & VINTNERS--2.5%
Diageo plc Sponsored ADR (United Kingdom)          10,295         932,521

PACKAGED FOODS & MEATS--4.0%
Nestle S.A. Sponsored ADR (Switzerland)            12,655       1,521,559

SPECIALTY STORES--0.9%
Signet Group plc Sponsored ADR (United
  Kingdom)                                         26,720         346,291

TOBACCO--4.9%
British American Tobacco plc
  Sponsored ADR (United Kingdom)                   23,280       1,829,808
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TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,107,050)                                    4,630,179
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TOTAL LONG TERM INVESTMENTS--76.2%
(IDENTIFIED COST $25,133,559)                                  28,661,184

Phoenix Focused Value Fund



                                                PAR VALUE
                                                  (000)          VALUE
                                                ---------     -----------

SHORT-TERM INVESTMENTS--21.2%

FEDERAL AGENCY SECURITIES(D)--21.2%
FHLB 4.12%, 12/6/07                                $5,180     $ 5,177,036
FHLB 4.20%, 12/10/07                                1,780       1,778,131
FNMA 3.80%, 12/3/07                                 1,000         999,789
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TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,954,956)                                    7,954,956
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TOTAL INVESTMENTS--97.4%
(IDENTIFIED COST $33,088,515)                                  36,616,140(a)

Other assets and liabilities, net--2.6%                           980,961
                                                              -----------
NET ASSETS--100.0%                                            $37,597,101
                                                              ===========



ADR
AMERICAN DEPOSITARY RECEIPT

FHLB
Federal Home Loan Bank

FNMA ("FANNIE MAE")
Federal National Mortgage Association

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,336,739 and gross depreciation of $1,172,121 for federal income tax purposes. At November 30, 2007, the aggregate cost of securities for federal income tax purposes was $34,451,522.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedule of Investments.
(d) The rate shown is the discount rate.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
         The following is a summary of significant accounting policies consistently followed by the Adviser Trust in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--MERGER
       The Board of Trustees of the Phoenix Adviser Trust, on behalf of the Phoenix Focused Value Fund, has unanimously approved the merger of the Phoenix Focused Value Fund with and into the Phoenix Value Opportunities Fund, a series of the Phoenix Equity Trust. The merger will be effective on or about February 22, 2008.



Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Adviser Trust
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By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date      January 28, 2008
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date      January 28, 2008
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By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date      January 28, 2008
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* Print the name and title of each signing officer under his or her signature.